Deconsolidation of Teekay Offshore - Schedule of Deconsolidation(Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 25, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Carrying value of the non-controlling interest in Teekay Offshore				$ 881,830
Gain (loss) on deconsolidation of Teekay Offshore (note 3)				$ (104,788)	$ 0	$ 0
Teekay Offshore
Noncontrolling Interest [Line Items]
Net cash proceeds received by Teekay		$ 139,693
Fair value of vessel charters with Teekay Offshore (notes 6 and 7)		14,812
Carrying value of the non-controlling interest in Teekay Offshore		1,138,275
Subtotal		1,479,508
Carrying value of Teekay Offshore's net assets on deconsolidation		(1,584,296)
Gain (loss) on deconsolidation of Teekay Offshore (note 3)			$ (104,788)
Teekay Offshore | Stock Purchase Warrants
Noncontrolling Interest [Line Items]
Fair value of warrants (note 15)	$ 36,596
Teekay Offshore | General Partner
Noncontrolling Interest [Line Items]
Fair value of common units and general partner interest of Teekay Offshore (note 22)		$ 150,132